Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)*	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2) (c)	Average Summary Compensation Table Total for non-PEO NEOs(1) (d)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)(e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)	Net Income (h)	Adjusted EPS(4) (i)
2023	$7,749,950	$2,489,517	$1,471,777	$ 856,685	$ 87.70	$ 89.38	$498,226,000	$2.00
2022	$4,569,047	$4,579,810	$1,569,825	$1,131,942	$108.77	$102.99	$465,237,000	$1.81
2021	$5,339,716	$5,944,071	$1,488,288	$1,779,964	$119.44	$103.14	$431,612,000	$1.80
2020	$7,173,359	$5,496,122	$1,770,429	$1,814,639	$102.93	$86.13	$284,490,000	$1.67

Named Executive Officers, Footnote [Text Block]		Our principal executive officer (PEO) for 2021-2023 is Mr. Franklin.
PEO Total Compensation Amount	[1]	$ 7,749,950	$ 4,569,047	$ 5,339,716	$ 7,173,359
PEO Actually Paid Compensation Amount	[1],[2]	2,489,517	4,579,810	5,944,071	5,496,122
Non-PEO NEO Average Total Compensation Amount	[1]	1,471,777	1,569,825	1,488,288	1,770,429
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 856,685	1,131,942	1,779,964	1,814,639
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The non-principal executive officers (Non-PEO) reflected in columns (d) and (e) include the following individuals: Mr. Schuller (2021-2023), , Mr. Rhodes (2021-2023), Mr. Luning (2021-2023), and Ms. Arnold (2022-2023).
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Tabular List of Most Important Performance Measures

The five items listed below represent the most important performance metrics we used to determine CAP for FY2023 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Short-Term Incentive Awards” and “Long-Term Equity Incentive Awards.”

Most Important Performance Measures • Adjusted EPS • Return on Equity • Relative TSR • Operations & Maintenance Measures • Rate Base Growth

Total Shareholder Return Amount		$ 87.70	108.77	119.44	102.93
Peer Group Total Shareholder Return Amount	[3]	89.38	102.99	103.14	86.13
Net Income (Loss) Attributable to Parent		$ 498,226,000	$ 465,237,000	$ 431,612,000	$ 284,490,000
Company Selected Measure Amount | $ / shares	[4]	2.00	1.81	1.80	1.67
PEO Name		Mr. Franklin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Operations & Maintenance Measures
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Rate Base Growth
PEO [Member] | Change In Actuarial Present Value Of Pension Plans Reported In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,483,717)	$ 0	$ (1,096,773)	$ (3,008,515)
PEO [Member] | Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		106,388	138,759	145,149	105,108
PEO [Member] | Prior Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,822,794)	(2,384,982)	(2,144,852)	(2,053,175)
PEO [Member] | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,641,275	3,584,530	3,173,125	2,677,987
PEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,662,913)	(1,114,238)	913,795	341,454
PEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(196,908)	(408,431)	(513,508)	144,032
PEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		158,236	195,125	127,419	115,872
Non-PEO NEO [Member] | Change In Actuarial Present Value Of Pension Plans Reported In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(101,818)	(279,211)	(169,224)	(343,844)
Non-PEO NEO [Member] | Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		31,159	68,366	87,452	63,474
Non-PEO NEO [Member] | Prior Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(533,779)	(497,732)	(505,411)	(615,185)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		514,573	558,334	747,714	813,607
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(516,479)	(175,708)	231,197	82,955
Non-PEO NEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	56,413	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(39,641)	(135,957)	(131,958)	13,391
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(68,996)	0	0
Non-PEO NEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 30,894	$ 36,609	$ 31,907	$ 29,810

[1]	Our principal executive officer (PEO) for 2021-2023 is Mr. Franklin. The non-principal executive officers (Non-PEO) reflected in columns (d) and (e) include the following individuals: Mr. Schuller (2021-2023), , Mr. Rhodes (2021-2023), Mr. Luning (2021-2023), and Ms. Arnold (2022-2023).
[2]	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
[3]	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Midcap 400 Utilities Index.
[4]	Adjusted EPS is a non-GAAP financial measure. See Appendix A for reconciliation to the GAAP financial measure and adjustments.